UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX
                ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act file number 811-02239
                                                           -----

Pioneer Interest Shares
----------------------------------------------------
(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Dorothy Bourassa
60 State Street
Boston, MA  02109
----------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  July 1, 2006 to June 30, 2007

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer Interest Shares

By (Signature and Title)  /s/ John F. Cogan, Jr.
                         -------------------------
                         John F. Cogan, Jr., Chairman and President

Date  August 17, 2007
      ----------------


=========================== PIONEER INTEREST SHARES ============================


TRUSTREET PROPERTIES INC

Ticker:       TSY            Security ID:  898404AB4
Meeting Date: FEB 16, 2007   Meeting Type: Written Consent
Record Date:  JAN 23, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     CONSENT TO THE PROPOSED AMENDMENTS        For       For        Management
      PURSUANT TO THE CONSENT SOLICITATION

========== END NPX REPORT